DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) Hours Years	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Requisite service period, number of hours | Hours	1,000
Requisite service period, number of years	1 year
Minimum age to participate, number of years | Years	20
Minimum deferral rate to eligible compensation, percentage	1.00%
Maximum deferral rate to eligible compensation, percentage	75.00%
Automatic annual increase in deferral rate to eligible compensation, percentage	1.00%
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contributions	$ 3,069,397	$ 2,803,192
Note receivable from participant, account, minimum borrowing, amount	1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, amount to total vested account, percentage	50.00%
General loan, minimum borrowing term	1 year
General loan, maximum borrowing term	5 years
Primary residence, maximum borrowing term	30 years
Basis spread on variable rate	1.00%
Forfeited nonvested account, balance	$ 188,740	385,632
Forfeited nonvested account, amount utilized to fund annual company match	$ 300,000	$ 200,000
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate to eligible compensation, percentage	3.00%
Participant loan, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate to eligible compensation, percentage	10.00%
Participant loan, interest rate	9.50%